UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Aerospace & Defense — 2.6%
Spirit AeroSystems Holdings, Inc., Class A(1)	32,390	$1,396,333

		$1,396,333

Banks — 5.4%
Citigroup, Inc.	34,280	$1,850,092
Regions Financial Corp.	102,816	1,035,357

		$2,885,449

Beverages — 2.5%
Brown-Forman Corp., Class B	13,749	$1,334,341

		$1,334,341

Biotechnology — 11.0%
Amgen, Inc.	11,237	$1,857,589
Biogen Idec, Inc.(1)	4,286	1,318,759
Celgene Corp.(1)	15,074	1,713,763
Gilead Sciences, Inc.(1)	10,245	1,027,778

		$5,917,889

Chemicals — 3.3%
Ecolab, Inc.	5,889	$641,606
Monsanto Co.	9,303	1,115,523

		$1,757,129

Communications Equipment — 2.0%
QUALCOMM, Inc.	14,800	$1,078,920

		$1,078,920

Consumer Finance — 1.9%
Discover Financial Services	15,983	$1,047,686

		$1,047,686

Energy Equipment & Services — 2.8%
FMC Technologies, Inc.(1)	31,834	$1,520,710

		$1,520,710

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	7,550	$1,073,006

		$1,073,006

Health Care Equipment & Supplies — 5.5%
Cooper Cos., Inc. (The)	7,773	$1,312,860
Medtronic, Inc.	21,951	1,621,520

		$2,934,380

Internet & Catalog Retail — 6.9%
Amazon.com, Inc.(1)	5,674	$1,921,443
Priceline Group, Inc. (The)(1)	1,560	1,809,897

		$3,731,340

Internet Software & Services — 8.3%
Facebook, Inc., Class A(1)	20,946	$1,627,504
Google, Inc., Class C(1)	5,287	2,864,655

		$4,492,159

Leisure Products — 2.0%
Brunswick Corp.	21,825	$1,084,266

		$1,084,266

1

Security	Shares	Value
Machinery — 4.4%
Donaldson Co., Inc.	24,516	$956,124
Wabtec Corp.	15,902	1,407,168

		$2,363,292

Media — 2.2%
Walt Disney Co. (The)	12,979	$1,200,687

		$1,200,687

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	14,659	$1,086,818

		$1,086,818

Pharmaceuticals — 2.0%
Perrigo Co. PLC	6,612	$1,059,176

		$1,059,176

Road & Rail — 2.5%
Union Pacific Corp.	11,499	$1,342,738

		$1,342,738

Semiconductors & Semiconductor Equipment — 3.3%
Avago Technologies, Ltd.	18,930	$1,768,062

		$1,768,062

Software — 8.2%
Salesforce.com, inc.(1)	25,815	$1,545,544
Tableau Software, Inc., Class A(1)	18,325	1,537,101
VMware, Inc., Class A(1)	15,247	1,341,126

		$4,423,771

Specialty Retail — 5.2%
Restoration Hardware Holdings, Inc.(1)	12,432	$1,050,131
TJX Cos., Inc. (The)	26,687	1,765,612

		$2,815,743

Technology Hardware, Storage & Peripherals — 9.3%
Apple, Inc.	30,677	$3,648,416
EMC Corp.	45,046	1,367,146

		$5,015,562

Total Common Stocks (identified cost $44,651,058)		$51,329,457

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,371	$2,371,348

Total Short-Term Investments (identified cost $2,371,348)		$2,371,348

Total Investments — 99.7% (identified cost $47,022,406)		$53,700,805

Other Assets, Less Liabilities — 0.3%		$169,496

Net Assets — 100.0%		$53,870,301

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $1,415.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,026,151

Gross unrealized appreciation	$6,904,189
Gross unrealized depreciation	(229,535)

Net unrealized appreciation	$6,674,654

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$51,329,457	*	$—	$—	$51,329,457
Short-Term Investments	—		2,371,348	—	2,371,348
Total Investments	$51,329,457		$2,371,348	$—	$53,700,805

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	14,283	$1,919,064

		$1,919,064
Air Freight & Logistics — 3.6%
C.H. Robinson Worldwide, Inc.	23,219	$1,712,169

		$1,712,169

Banks — 11.9%
Citigroup, Inc.	39,501	$2,131,869
JPMorgan Chase & Co.	36,843	2,216,475
Regions Financial Corp.	129,912	1,308,214

		$5,656,558

Capital Markets — 5.5%
Affiliated Managers Group, Inc.(1)	6,627	$1,349,191
Blackstone Group LP (The)	37,879	1,269,704

		$2,618,895

Chemicals — 2.2%
LyondellBasell Industries NV, Class A	13,486	$1,063,506

		$1,063,506

Communications Equipment — 2.5%
QUALCOMM, Inc.	16,416	$1,196,726

		$1,196,726

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	22,886	$1,157,803

		$1,157,803

Electric Utilities — 3.6%
NextEra Energy, Inc.	16,477	$1,720,034

		$1,720,034

Energy Equipment & Services — 1.0%
Halliburton Co.	10,999	$464,158

		$464,158

Food & Staples Retailing — 5.3%
CVS Health Corp.	14,483	$1,323,167
Kroger Co. (The)	20,407	1,221,155

		$2,544,322

Food Products — 1.5%
Nestle SA ADR	9,437	$708,247

		$708,247

Insurance — 8.3%
ACE, Ltd.	18,767	$2,145,819
MetLife, Inc.	32,591	1,812,385

		$3,958,204

Life Sciences Tools & Services — 3.9%
Thermo Fisher Scientific, Inc.	14,188	$1,834,367

		$1,834,367

1

Security	Shares	Value
Multi-Utilities — 3.1%
Sempra Energy	13,203	$1,475,171

		$1,475,171

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	13,877	$1,098,365
Chevron Corp.	16,142	1,757,379
Occidental Petroleum Corp.	13,323	1,062,776
Phillips 66	10,790	787,886

		$4,706,406

Pharmaceuticals — 10.6%
Eli Lilly & Co.	22,357	$1,522,959
Merck & Co., Inc.	26,689	1,612,015
Roche Holding AG PC	6,457	1,932,195

		$5,067,169

Software — 5.7%
Microsoft Corp.	28,108	$1,343,844
Oracle Corp.	32,842	1,392,829

		$2,736,673

Specialty Retail — 6.5%
Home Depot, Inc. (The)	16,840	$1,673,896
TJX Cos., Inc. (The)	21,697	1,435,473

		$3,109,369

Tobacco — 3.3%
Altria Group, Inc.	31,031	$1,559,618

		$1,559,618

Total Common Stocks (identified cost $41,588,132)		$45,208,459

Short-Term Investments — 5.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,484	$2,484,264

Total Short-Term Investments (identified cost $2,484,264)		$2,484,264

Total Investments — 100.0% (identified cost $44,072,396)		$47,692,723

Other Assets, Less Liabilities — 0.0%(3)		$20,911

Net Assets — 100.0%		$47,713,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $1,064.

2

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,065,016

Gross unrealized appreciation	$4,338,184
Gross unrealized depreciation	(710,477)

Net unrealized appreciation	$3,627,707

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,109,369	$—		$—	$3,109,369
Consumer Staples	4,812,187	—		—	4,812,187
Energy	5,170,564	—		—	5,170,564
Financials	12,233,657	—		—	12,233,657
Health Care	4,969,341	1,932,195		—	6,901,536
Industrials	3,631,233	—		—	3,631,233
Information Technology	3,933,399	—		—	3,933,399
Materials	1,063,506	—		—	1,063,506
Telecommunication Services	1,157,803	—		—	1,157,803
Utilities	3,195,205	—		—	3,195,205
Total Common Stocks	$43,276,264	$1,932,195	*	$—	$45,208,459
Short-Term Investments	$—	$2,484,264		$—	$2,484,264
Total Investments	$43,276,264	$4,416,459		$—	$47,692,723

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Global Natural Resources Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Energy — 63.1%
Energy Equipment & Services — 9.4%
Calfrac Well Services, Ltd.	8,800	$94,118
Halliburton Co.	2,166	91,405
Schlumberger, Ltd.	1,000	85,950
Superior Energy Services, Inc.	4,100	79,171
Trican Well Service, Ltd.	11,600	80,546
Trinidad Drilling, Ltd.	23,991	121,686

		$552,876

Oil, Gas & Consumable Fuels — 53.7%
Anadarko Petroleum Corp.	1,500	$118,725
ARC Resources, Ltd.	5,200	123,736
Cameco Corp.	1,800	33,529
Canadian Natural Resources, Ltd.	4,400	146,795
Chevron Corp.	500	54,435
Cimarex Energy Co.	2,000	209,900
Continental Resources, Inc.(1)	1,400	57,372
Crescent Point Energy Corp.	3,600	94,227
Crew Energy, Inc.(1)	7,861	49,634
Devon Energy Corp.	2,000	117,940
Enbridge, Inc.	2,200	101,294
EOG Resources, Inc.	3,200	277,504
Exxon Mobil Corp.	2,100	190,134
Hess Corp.	1,300	94,809
Husky Energy, Inc.	8,000	170,494
Imperial Oil, Ltd.	2,100	92,007
Kodiak Oil & Gas Corp.(1)	8,500	62,305
Noble Energy, Inc.	1,300	63,934
NuVista Energy, Ltd.(1)	10,700	76,542
Oasis Petroleum, Inc.(1)	2,000	36,760
Oryx Petroleum Corp., Ltd.(1)	9,452	64,556
Peyto Exploration & Development Corp.	3,100	93,014
Royal Dutch Shell PLC, Class A ADR	1,400	92,974
Seven Generations Energy, Ltd., Class A(1)	1,686	25,065
Storm Resources, Ltd.(1)	19,700	85,622
Suncor Energy, Inc.	7,400	234,069
Tourmaline Oil Corp.(1)	3,800	127,708
Valero Energy Corp.	4,000	194,440
Whiting Petroleum Corp.(1)	1,600	66,832

		$3,156,356

		$3,709,232

Materials — 29.3%
Chemicals — 13.3%
Ecolab, Inc.	800	$87,160
Huntsman Corp.	6,300	160,776
LyondellBasell Industries NV, Class A	3,000	236,580
Monsanto Co.	2,500	299,775

		$784,291

Metals & Mining — 11.0%
Agnico-Eagle Mines, Ltd.	1,300	$30,684

Security	Shares	Value
BHP Billiton PLC	5,300	$124,855
Capstone Mining Corp.(1)	40,900	68,316
First Quantum Minerals, Ltd.	1,836	30,153
Freeport-McMoRan, Inc.	2,200	59,070
Goldcorp, Inc.	3,000	59,055
Lundin Mining Corp.(1)	9,000	42,422
Randgold Resources, Ltd. ADR	500	32,340
Rio Tinto PLC	1,000	46,483
Royal Gold, Inc.	1,100	70,048
Teck Resources, Ltd., Class B	5,200	80,672

		$644,098

Paper & Forest Products — 5.0%
Canfor Corp.(1)	6,000	$142,930
West Fraser Timber Co., Ltd.	2,900	149,907

		$292,837

		$1,721,226

Total Common Stocks (identified cost $6,252,907)		$5,430,458

Short-Term Investments — 7.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$454	$454,071

Total Short-Term Investments (identified cost $454,071)		$454,071

Total Investments — 100.1% (identified cost $6,706,978)		$5,884,529

Other Assets, Less Liabilities — (0.1)%		$(5,613)

Net Assets — 100.0%		$5,878,916

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $483.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	53.9%	$3,169,096
Canada	41.1	2,418,781
United Kingdom	5.1	296,652

Total Investments	100.1%	$5,884,529

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,706,669

Gross unrealized appreciation	$229,159
Gross unrealized depreciation	(1,051,299)

Net unrealized depreciation	$(822,140)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$3,684,167	$25,065		$—	$3,709,232
Materials	1,549,888	171,338		—	1,721,226
Total Common Stocks	$5,234,055	$196,403	*	$—	$5,430,458
Short-Term Investments	$—	$454,071		$—	$454,071
Total Investments	$5,234,055	$650,474		$—	$5,884,529

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015